Related Party Transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases balances
Right-of-use asset	€ 4,428,423		€ 4,325,115
Lease Agreements
Lease Transactions
Depreciation	10,639	€ 8,823
Interest expense	1,032	965
Lease expense	573	2,230
Leases balances
Right-of-use asset	149,150		122,215
Lease liability	150,587		122,946
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	3,995	2,524
Interest expense	375	250
Lease expense	398	1,955
Leases balances
Right-of-use asset	62,447		30,336
Lease liability	62,837		30,820
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	6,644	6,299
Interest expense	657	715
Lease expense	175	€ 275
Leases balances
Right-of-use asset	86,703		91,879
Lease liability	€ 87,750		€ 92,126